SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of changes in outstanding warrants
A summary of changes in outstanding warrants is as follows:

	December 31, 2012
	Number of IAC Common Shares Underlying Warrants	Weighted Average Strike Price
	(Shares in thousands)
Outstanding at January 1, 2012	14,348	$28.40
Exercised	(14,348)	28.40
Outstanding at December 31, 2012	—	$—